Securities at fair value through other comprehensive income and securities at amortized cost (Tables)	12 Months Ended
Dec. 31, 2023
Securities at fair value through other comprehensive income and securities at amortized cost [Abstract]
Securities at fair value through other comprehensive income and securities at amortized cost
(a)	Details of securities at FVOCI and securities at amortized cost as of December 31, 2022 and 2023 are as follows:

	2022		2023
Securities at FVOCI:
Debt securities:
Government bonds	~~W~~	40,995,316	44,418,450
Financial institutions bonds		20,539,199	21,303,402
Corporate bonds and others		22,262,060	22,915,148

		83,796,575	88,637,000

Equity securities (*):
Stocks		1,475,153	1,527,182
Equity investments		3,833	2,153
Others		193,600	145,644

		1,672,586	1,674,979

		85,469,161	90,311,979

Securities at amortized cost:
Debt securities:
Government bonds		21,523,230	22,787,609
Financial institutions bonds		5,423,771	5,864,626
Corporate bonds and others		6,424,197	7,034,252

		33,371,198	35,686,487

	~~W~~	118,840,359	125,998,466

(*)	The Group designated the equity securities as securities at FVOCI as the regulation requires the Group to hold, etc.

Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost
(b)	Changes in carrying amount of debt securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Debt securities at fair value through other comprehensive income				Debt securities at amortized cost
	12-month expected credit loss		Life time expected credit loss	Total	12-month expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	89,595,577	152,786	89,748,363	26,139,316	36,290	26,175,606
Transfer (from) to 12-month expected credit loss		61,740	(61,740)	—	18,544	(18,544)	—
Transfer (from) to life time expected credit loss		(23,619)	23,619	—	—	—	—
Net increase and decrease (*)		(5,929,126)	(47,467)	(5,976,593)	7,213,739	(7,231)	7,206,508
Business combination		24,805	—	24,805	—	—	—

Ending balance	~~W~~	83,729,377	67,198	83,796,575	33,371,599	10,515	33,382,114

(*)
Included the effects from changes in purchase, disposal, repayment, valuation, changes in foreign exchange rate and amortization of fair value adjustments recognized through business combination accountings and the others.

	2023
	Debt securities at fair value through other comprehensive income				Debt securities at amortized cost
	12-month expected credit loss		Life time expected credit loss	Total	12-month expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	83,729,377	67,198	83,796,575	33,371,599	10,515	33,382,114
Transfer (from) to 12-month expected credit loss		18,873	(18,873)	—	—	—	—
Transfer (from) to life time expected credit loss		(47,209)	47,209	—	—	—	—
Net increase and decrease (*)		4,844,010	(3,585)	4,840,425	2,318,788	(2,992)	2,315,796

Ending balance	~~W~~	88,545,051	91,949	88,637,000	35,690,387	7,523	35,697,910

(*)
Included the effects from changes in purchase, disposal, repayment, valuation, changes in foreign exchange rate and amortization of fair value adjustments recognized through business combination accountings and the others.

Changes in allowance for credit loss of securities at fair value through other comprehensive income and securities at amortized cost
(c)	Changes in allowance for credit loss of debt securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Debt securities at fair value through other comprehensive income				Debt securities at amortized cost
	12 months expected credit loss		Life time expected credit loss	Total	12 months expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	45,648	603	46,251	10,201	463	10,664
Transfer (from) to 12-month expected credit loss		166	(166)	—	203	(203)	—
Transfer (from) to life time expected credit loss		(20)	20	—	—	—	—
Provision (Reversal)		(4,658)	(355)	(5,013)	632	(94)	538
Disposal and others (*)		(635)	11	(624)	(277)	(9)	(286)

Ending balance	~~W~~	40,501	113	40,614	10,759	157	10,916

(*)	Included the effects from changes in debt restructuring, investment conversion, foreign exchange rate and the others.

	2023
	Debt securities at fair value through other comprehensive income				Debt securities at amortized cost
	12 months expected credit loss		Life time expected credit loss	Total	12 months expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	40,501	113	40,614	10,759	157	10,916
Transfer (from) to 12-month expected credit loss		14	(14)	—	—	—	—
Transfer (from) to life time expected credit loss		(111)	111	—	—	—	—
Provision (Reversal)		1,573	698	2,271	(113)	(23)	(136)
Disposal and others (*)		(409)	1	(408)	637	6	643

Ending balance	~~W~~	41,568	909	42,477	11,283	140	11,423

(*)	Included the effects from changes in debt restructuring, investment conversion, foreign exchange rate and the others.

Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost
(d)	Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2022 and 2023 are as follows:

	2022		2023
Gain on disposal of securities at FVOCI	~~W~~	26,427	50,793
Loss on disposal of securities at FVOCI		(187,850)	(180,368)
Gain on disposal of securities at amortized cost (*)		4	358
Loss on disposal of securities at amortized cost (*)		(64)	(107)

	~~W~~	(161,483)	(129,324)

(*)	The issuers of those securities have exercised the early redemption options and the others.

Income or loss on equity securities at fair value through other comprehensive income
(e)	Gain or loss on equity securities at fair value through other comprehensive income

i)
The Group recognizes dividends, amounting to
~~W~~
32,700 million and
~~W~~
60,139 million, related to equity securities at fair value through other comprehensive income for the years ended December 31, 2022 and 2023, respectively.

ii)	The details of disposal of equity securities designated at fair value through other comprehensive income for the years ended December 31, 2022 and 2023 are as follows:

	2022		2023
	Stocks acquired by investment conversion
Fair value at the date of disposal	~~W~~	48,525	156,872
Cumulative net gain (loss) at the time of disposal		2,943	(4,152)

(*)	The reason for the disposal is the disposal of stocks acquired by investment conversion.